Note - 9 - Share Capital - Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number outstanding	1,229,341	2,134,294	2,269,294
Number exercisable	884,405
Weighted average remaining contractual life (Year)	2 years 193 days
Bottom of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 9.28
Top of range [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	17.55
Range one [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 9.28
Number outstanding	308,333
Number exercisable	308,333
Weighted average remaining contractual life (Year)	339 days
Range two [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 10.02
Number outstanding	72,500
Number exercisable	72,500
Weighted average remaining contractual life (Year)	175 days
Range three [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 12.75
Number outstanding	25,000
Number exercisable
Weighted average remaining contractual life (Year)	4 years 310 days
Range four [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 13.46
Number outstanding	347,404
Number exercisable	115,801
Weighted average remaining contractual life (Year)	4 years 102 days
Range five [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 13.91
Number outstanding	264,997
Number exercisable	176,664
Weighted average remaining contractual life (Year)	2 years 339 days
Range six [member]
Statement Line Items [Line Items]
Exercise price (in CAD per share)	$ 17.55
Number outstanding	211,107
Number exercisable	211,107
Weighted average remaining contractual life (Year)	1 year 339 days